COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2024
COMMITMENTS AND CONTINGENCIES
Schedule of contractual commitments

Contractual
Commitments
2025	$412,378
2026	34,126
2027	15,370
2028	5,137
2029	4,836
Thereafter	7,116
Total	$478,963